Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance Sheet Instruments) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 88,631	¥ 82,886
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	871	908
Commitments to make investments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 705	¥ 478